SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Derivative Warrant Liability
Beginning balance	$ 1,490,059	$ 1,582,977
Issued during the period		5,535,852	953,850
Change in fair value of derivative	92,918	(5,740,202)	536,209
Derecognition of warrant derivative		(136,047)
Ending balance	$ 1,582,977	$ 1,242,580	$ 1,490,059